Revenue from Contracts with Customers - (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Disaggregation of revenue
Individual Merchants, Contract Term	30 days
Long Term Processing Contracts, Term	3 years
Maximum
Disaggregation of revenue
Individual Merchants, Contract Term	5 years
Long Term Processing Contracts, Term	8 years